Incentive Units Narrative (Detail) (USD $)	3 Months Ended		9 Months Ended				3 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended								3 Months Ended	9 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Incentive Units Time Vesting Feature Tranche	Sep. 30, 2014 Incentive Units Future Payment Condition Vesting Feature Tranche	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO Incentive Unitholders	Sep. 30, 2014 IPO Incentive Units	Sep. 30, 2014 IPO Incentive Units	Mar. 31, 2014 IPO Incentive Units Incentive Unitholders Transactions	Sep. 30, 2014 IPO Incentive Units Rice Holdings	Dec. 31, 2013 NGP Holdings Incentive Units	Apr. 30, 2013 NGP Holdings Incentive Units Tier one Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier one Legacy units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units Tier Two Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier Two Legacy units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units Tier Three Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier Three Legacy units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier One Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier One Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Two Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Two Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Three Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Three Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Four Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Four Units [Member]	Sep. 30, 2014 NGP Holdings Incentive Units	Sep. 30, 2014 NGP Holdings Incentive Units	Jan. 29, 2014 NGP Holdings IPO	Mar. 31, 2014 NGP Holdings IPO Incentive Units	Sep. 30, 2014 NGP Holdings IPO Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock (shares)								160,831																						43,452,550
Payment for pre-determined payout criteria																												$ 12,000,000	$ 19,800,000		$ 4,400,000
Number of transactions											2
Incentive unit expense	26,418,000	0	101,695,000	0			3,400,000		26,400,000	101,700,000	7,800,000
Unrecognized compensation cost												79,800,000	142,300,000																			77,300,000
Number of tranches with time vest feature					3
Number of tranches without time vest feature						4
Units issued														$ 900,000	$ 100,000	$ 987,000	$ 13,000	$ 983,000	$ 17,000	$ 717,546	$ 100,000	$ 577,546	$ 100,000	$ 577,546	$ 100,000	$ 577,546	$ 100,000